Accounts Receivable, Net (Tables)	6 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	September 30, 2025	March 31, 2025
Accounts receivable	$150,071,809	$108,346,014
Less: allowance for credit losses	(1,500,256)	(1,040,434)
Accounts receivable, net	$148,571,553	$107,305,580

Schedule of Allowance for Credit Losses

Movement of allowance for credit losses was as follows:

	September 30, 2025	March 31, 2025
Beginning balance	$1,040,434	$1,244,662
Additional (reduction)	446,841	(209,992)
Foreign currency translation adjustments	12,981	5,764
Ending balance	$1,500,256	$1,040,434